Cover	9 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	WORLD ACCEPTANCE CORPORATION
Amendment Flag	false
Entity Central Index Key	0000108385
EBP 000
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	WORLD ACCEPTANCE CORPORATION
Amendment Flag	false
Entity Central Index Key	0000108385